Trade and other receivables	12 Months Ended
Mar. 31, 2019
Disclosure of Trade and other receivables [Abstract]
Disclosure of trade and other receivables [text block]
12.	Trade and other receivables

Trade and other receivables comprise:

	March 31, 2019	March 31, 2018
(i) Trade receivables, net	10,003,960	8,820,579
(ii) Other receivables including deposits	2,623,480	1,890,372
(iii) Construction contract related accruals	-	2,935
	12,627,440	10,713,886

(i)
Trade receivables as of March 31, 2019 and March 31, 2018 are stated net of allowance for doubtful receivables. The Group maintains an allowance for doubtful receivables based on expected credit loss model. Trade receivables are not collateralized except to the extent of refundable deposits received from cybercafé franchisees and from cable television operators. The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables, excluding construction work in progress is disclosed in note 36. Trade receivables consist of:

	March 31, 2019	March 31, 2018
Trade receivables from related parties	-	-
Other trade receivables	10,276,431	9,029,796
	10,276,431	9,029,796
Less: Allowance for doubtful receivables	(272,471)	(209,217)
Balance at the end of the year	10,003,960	8,820,579

The activity in the allowance for doubtful accounts receivable is given below:

	For the year ended
	March 31, 2019	March 31, 2018
Balance at the beginning of the year	209,217	234,190
Add : Additional provision, net	536,290	370,000
Less : Bad debts written off	(473,036)	(394,973)
Balance at the end of the year	272,471	209,217

(ii)	Other receivables comprises of the following items:

	March 31, 2019	March 31, 2018
Advances and other deposits (Refer Note (a) below)	969,571	544,171
Withholding taxes (Refer Note (b) below)	1,653,909	1,346,201
	2,623,480	1,890,372
Financial assets included in other receivables	69,513	48,141

Notes:
a)	Advances and other deposits primarily comprises of receivables in the form of deposits, sales tax/VAT, GST, service tax and other advances given in the ordinary course of business.

b)
Includes withholding taxes recoverable from the Department of Income-tax for which the Company has filed tax returns for refund. The Company expects to realize such refund of withholding taxes within the next 12 months.